Intangible assets (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Intangible assets
Beginning of the year	¥ 917,063	¥ 976,948
Additions	82,463	248,124
Disposal, net	(1,103)	(576)
Write-off	(5,646)	(23,259)
Amortization	(302,774)	(282,697)	¥ (332,470)
Exchange differences	(2,809)	(1,477)
End of the year	687,194	917,063	976,948
Cost
Intangible assets
Beginning of the year	2,117,286
End of the year	2,193,000	2,117,286
Accumulated depreciation
Intangible assets
Beginning of the year	(1,198,729)
End of the year	(1,501,503)	(1,198,729)
Exchange difference
Intangible assets
Beginning of the year	1,494
End of the year	4,303	1,494
Application and platform | Ping An Group and its subsidiaries [Member] | Cost
Intangible assets
Beginning of the year	690,910
End of the year	690,910	690,910
Application and platform | Ping An Group and its subsidiaries [Member] | Accumulated depreciation
Intangible assets
Beginning of the year	(690,910)
End of the year	(690,910)	(690,910)
Application and platform, Developed internally
Intangible assets
Beginning of the year	287,674	276,896
Disposal, net		(576)
Write-off	(1,899)	(17,662)
Transfer	133,548	206,712
Amortization	(190,503)	(176,619)
Exchange differences	(1,877)	(1,077)
End of the year	226,943	287,674	276,896
Application and platform, Developed internally | Cost
Intangible assets
Beginning of the year	589,526
End of the year	721,175	589,526
Application and platform, Developed internally | Accumulated depreciation
Intangible assets
Beginning of the year	(300,761)
End of the year	(491,264)	(300,761)
Application and platform, Developed internally | Exchange difference
Intangible assets
Beginning of the year	1,091
End of the year	2,968	1,091
Application and platform, Acquired
Intangible assets
Beginning of the year	29,709	44,636
Additions	570	3,153
Amortization	(28,048)	(18,080)
End of the year	2,231	29,709	44,636
Application and platform, Acquired | Cost
Intangible assets
Beginning of the year	60,508
End of the year	61,078	60,508
Application and platform, Acquired | Accumulated depreciation
Intangible assets
Beginning of the year	(30,799)
End of the year	(58,847)	(30,799)
Purchased software
Intangible assets
Beginning of the year	44,758	64,996
Additions	19,606	18,365
Disposal, net	(1,103)
Amortization	(36,013)	(38,203)
Exchange differences	(207)	(400)
End of the year	27,041	44,758	64,996
Purchased software | Cost
Intangible assets
Beginning of the year	130,304
End of the year	148,807	130,304
Purchased software | Accumulated depreciation
Intangible assets
Beginning of the year	(85,143)
End of the year	(121,156)	(85,143)
Purchased software | Exchange difference
Intangible assets
Beginning of the year	403
End of the year	610	403
Development cost in progress
Intangible assets
Beginning of the year	121,122	157,429
Additions	62,287	176,002
Write-off	(3,747)	(5,597)
Transfer	(133,548)	(206,712)
Exchange differences	(725)
End of the year	45,389	121,122	157,429
Development cost in progress | Cost
Intangible assets
Beginning of the year	121,122
End of the year	46,114	121,122
Development cost in progress | Exchange difference
Intangible assets
End of the year	725
Goodwill.
Intangible assets
Beginning of the year	289,161	289,161
End of the year	289,161	289,161	289,161
Goodwill. | Cost
Intangible assets
Beginning of the year	289,161
End of the year	289,161	289,161
Business licenses
Intangible assets
Beginning of the year	124,145	97,399
Additions		50,604
Amortization	(31,804)	(23,858)
End of the year	92,341	124,145	97,399
Business licenses | Cost
Intangible assets
Beginning of the year	155,492
End of the year	155,492	155,492
Business licenses | Accumulated depreciation
Intangible assets
Beginning of the year	(31,347)
End of the year	(63,151)	(31,347)
Others
Intangible assets
Beginning of the year	20,494	46,431
Amortization	(16,406)	(25,937)
End of the year	4,088	20,494	¥ 46,431
Others | Cost
Intangible assets
Beginning of the year	80,263
End of the year	80,263	80,263
Others | Accumulated depreciation
Intangible assets
Beginning of the year	(59,769)
End of the year	¥ (76,175)	¥ (59,769)